SEGMENTED INFORMATION (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement [Line Items]
Common shares issued upon the exercise of stock options, Amount	$ 205,425	$ 50,350	$ 150,600
Common shares issued upon the exercise of stock options, Shares	840,000	205,000	510,000
2019-2020 NCIB [Member]
Statement [Line Items]
Common shares repurchased and cancelled shares, Shares	518,500
Common shares repurchased and cancelled shares, Amount	$ 254,826
Common shares issued upon the exercise of stock options, Amount	$ 170,875
Common shares issued upon the exercise of stock options, Shares	472,500